Debt - Certain Covenants (Details) - Second Amended and Restated Credit Agreement	Apr. 26, 2017
Revolving Credit Facility
Debt Instrument [Line Items]
Percentage of utilized line of credit	25.00%
Lines of credit
Debt Instrument [Line Items]
Maximum debt to consolidated EBITDA ratio	4.75
Lines of credit | Revolving Credit Facility | Debt Instrument, Covenant, Period One
Debt Instrument [Line Items]
Required minimum Debt to Consolidated EBITDA ratio	4.5
Lines of credit | Revolving Credit Facility | Debt Instrument, Covenant, Period Two
Debt Instrument [Line Items]
Required minimum Debt to Consolidated EBITDA ratio	3.75
Lines of credit | Revolving Credit Facility | Debt Instrument, Covenant, Period Three
Debt Instrument [Line Items]
Required minimum Debt to Consolidated EBITDA ratio	3.5